Cover	May 27, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	May 27, 2025
Entity File Number	001-42668
Entity Registrant Name	Kestrel Group Ltd
Entity Central Index Key	0002055116
Entity Tax Identification Number	98-1833921
Entity Incorporation, State or Country Code	D0
Entity Address, Address Line One	11 Bermudiana Road, Suite 1141
Entity Address, City or Town	Hamilton
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 11
City Area Code	441
Local Phone Number	298-4900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, par value $0.01 per share
Trading Symbol	KG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false